SHARE-BASED COMPENSATION - Information for Restricted Shares (Detail) - Restricted shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 8.14	$ 9.50	$ 6.30
Grant date fair value of restricted shares vested	$ 8,825	$ 13,952	$ 9,236
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0	$ 0.14	$ 0.16
Grant date fair value of restricted shares vested	$ 2,026	$ 1,747	$ 454